FAIR VALUE MEASUREMENTS - SEPA Derivative Liability (Details) - SEPA Derivative Liability	Sep. 30, 2025 $ / shares Y	Dec. 31, 2024 Y $ / shares	Dec. 17, 2024 $ / shares Y
Remaining term
Fair value disclosure
Measurement Input | Y	0.21	0.97	1
Volatility
Fair value disclosure
Measurement Input	0.77	0.88	0.88
Risk-free interest rate
Fair value disclosure
Measurement Input	0.041	0.043	0.043
Drift term
Fair value disclosure
Measurement Input	0.04	0.042	0.042
Conversion price for payments to be made through issuance of Company's common stock
Fair value disclosure
Measurement Input | $ / shares	0.14	0.41	0.41
Payments to be made through issuance of shares of Company's common stock
Fair value disclosure
Measurement Input		0.111	0.111
Payments to be made in cash
Fair value disclosure
Measurement Input		0.889	0.889
Prepayment premium
Fair value disclosure
Measurement Input	1.07	1.07	1.07